Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 2,025	$ 594	$ 4,283	$ 654	$ 14,332	$ (1,421)
Comprehensive income (loss)	2,025	594	4,283	654	14,332	(1,421)
Comprehensive income attributable to non-controlling interests	633	214	1,434	214	1,470
Comprehensive income (loss) attributable to SWK Holdings Corporation Stockholders	$ 1,392	$ 380	$ 2,849	$ 440	$ 12,862	$ (1,421)